Schedule of maturity of non-cancellable operating lease obligations (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Right-of-use Assets And Lease Liabilities
Year ending June 30, 2026	$ 187,918	£ 136,955
Year ending June 30, 2027	155,810	113,554
Year ending June 30, 2028	39,654	28,900
Future minimum operating lease payment	383,382	279,409
Less: imputed interest	(18,264)	(13,311)
Lease liabilities recognized in the consolidated balance sheet	$ 365,118	£ 266,098	£ 159,070